Intangible assets and goodwill - Summary of Pre-tax Discount Rates Attributable to Significant Cash-Generating Units (Details)	Dec. 31, 2023	Dec. 31, 2022
Iberia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.30%	8.70%
Australia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.10%	9.10%
Great Britain
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.80%	9.30%
Germany
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.10%	7.90%
Pacfic
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.20%	9.70%